UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                       811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	03/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
March 31, 2009 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)
Consumer Discretionary--8.6%
Abercrombie & Fitch, Cl. A	16,733 a	398,245
Amazon.com	61,311 a,b	4,502,680
Apollo Group, Cl. A	20,390 a,b	1,597,149
AutoNation	20,684 a,b	287,094
AutoZone	7,387 a,b	1,201,274
Bed Bath & Beyond	49,957 a,b	1,236,436
Best Buy	64,759 a	2,458,252
Big Lots	15,707 a,b	326,391
Black & Decker	11,462	361,741
Carnival	83,833 a	1,810,793
CBS, Cl. B	130,439	500,886
Centex	23,655 a	177,412
Coach	63,061 b	1,053,119
Comcast, Cl. A	554,436	7,562,507
D.R. Horton	52,832 a	512,470
Darden Restaurants	26,936	922,827
DIRECTV Group	103,839 a,b	2,366,491
Eastman Kodak	55,415 a	210,577
Expedia	40,148 b	364,544
Family Dollar Stores	26,781 a	893,682
Ford Motor	458,773 a,b	1,206,573
Fortune Brands	28,733	705,395
GameStop, Cl. A	31,366 b	878,875
Gannett	43,796 a	96,351
Gap	90,070	1,170,009
General Motors	116,779 a	226,551
Genuine Parts	31,037 a	926,765
Goodyear Tire & Rubber	46,245 a,b	289,494
H & R Block	65,093	1,184,042
Harley-Davidson	45,136 a	604,371
Harman International Industries	11,270	152,483
Hasbro	24,057	603,109
Home Depot	325,780	7,675,377
International Game Technology	59,440	548,037
Interpublic Group of Cos.	91,362 a,b	376,411
J.C. Penney	42,587 a	854,721
Johnson Controls	113,906	1,366,872
KB Home	14,440 a	190,319

Kohl's	58,465 a,b	2,474,239
Leggett & Platt	30,852 a	400,767
Lennar, Cl. A	27,124 a	203,701
Limited Brands	54,855	477,238
Lowe's Cos.	281,106	5,130,184
Macy's	80,645 a	717,740
Marriott International, Cl. A	56,647 a	926,745
Mattel	69,180	797,645
McDonald's	214,557	11,708,375
McGraw-Hill Cos.	60,945	1,393,812
Meredith	6,977 a	116,097
New York Times, Cl. A	22,293 a	100,764
Newell Rubbermaid	53,151	339,103
News, Cl. A	440,393	2,915,402
NIKE, Cl. B	75,222	3,527,160
Nordstrom	30,637 a	513,170
O'Reilly Automotive	26,019 b	910,925
Office Depot	52,785 b	69,148
Omnicom Group	59,929	1,402,339
Polo Ralph Lauren	10,931 a	461,835
Pulte Homes	41,027 a	448,425
RadioShack	25,201	215,973
Scripps Networks Interactive, Cl. A	17,269	388,725
Sears Holdings	10,922 a,b	499,245
Sherwin-Williams	18,930	983,792
Snap-On	10,975	275,473
Stanley Works	15,073	438,926
Staples	136,361	2,469,498
Starbucks	140,130 b	1,556,844
Starwood Hotels & Resorts Worldwide	35,874	455,600
Target	144,739	4,977,574
Tiffany & Co.	23,811 a	513,365
Time Warner	229,067	4,420,987
Time Warner Cable	67,511	1,674,274
TJX Cos.	80,458	2,062,943
VF	16,679	952,538
Viacom, Cl. B	119,107 b	2,070,080
Walt Disney	356,384	6,471,933
Washington Post, Cl. B	1,141	407,451
Whirlpool	14,380 a	425,504
Wyndham Worldwide	34,061	143,056
Wynn Resorts	11,792 a,b	235,486
Yum! Brands	89,986	2,472,815

		116,947,221
Consumer Staples--12.6%
Altria Group	398,471	6,383,505
Archer-Daniels-Midland	123,635	3,434,580
Avon Products	81,610	1,569,360
Brown-Forman, Cl. B	18,843	731,674
Campbell Soup	40,614	1,111,199
Clorox	26,486	1,363,499
Coca-Cola	382,864	16,826,873
Coca-Cola Enterprises	60,782	801,715
Colgate-Palmolive	96,985 a	5,720,175
ConAgra Foods	86,910	1,466,172
Constellation Brands, Cl. A	37,168 b	442,299
Costco Wholesale	83,384 a	3,862,347
CVS Caremark	280,708	7,716,663
Dean Foods	29,213 a,b	528,171
Dr. Pepper Snapple Group	48,686 b	823,280
Estee Lauder, Cl. A	22,046 a	543,434
General Mills	64,078	3,196,211
H.J. Heinz	59,945	1,981,782
Hershey	31,834	1,106,231
Hormel Foods	13,425	425,707
J.M. Smucker	22,633	843,532
Kellogg	48,044	1,759,852
Kimberly-Clark	79,718	3,675,797
Kraft Foods, Cl. A	282,865	6,305,061
Kroger	125,625	2,665,762
Lorillard	32,403	2,000,561
McCormick & Co.	24,728	731,207
Molson Coors Brewing, Cl. B	28,938	991,995
Pepsi Bottling Group	26,203	580,134
PepsiCo	300,168	15,452,649
Philip Morris International	387,587	13,790,345
Procter & Gamble	566,162	26,660,569
Reynolds American	32,591	1,168,061
Safeway	83,517	1,686,208
Sara Lee	135,465	1,094,557
SUPERVALU	40,788	582,453
SYSCO	115,398	2,631,074
Tyson Foods, Cl. A	57,504	539,963
Wal-Mart Stores	431,251	22,468,177
Walgreen	189,913	4,930,141
Whole Foods Market	26,928 a	452,390
		171,045,365
Energy--12.8%

Anadarko Petroleum	88,426	3,438,887
Apache	64,170	4,112,655
Baker Hughes	59,088	1,686,962
BJ Services	56,403	561,210
Cabot Oil & Gas	19,855 a	467,982
Cameron International	41,699 a,b	914,459
Chesapeake Energy	108,334 a	1,848,178
Chevron	387,261	26,039,430
ConocoPhillips	286,568	11,222,003
Consol Energy	35,183	888,019
Devon Energy	84,736	3,786,852
Diamond Offshore Drilling	13,363 a	839,998
El Paso	134,523 a	840,769
ENSCO International	27,521	726,554
EOG Resources	47,756	2,615,119
Exxon Mobil	954,524	65,003,084
Halliburton	171,845	2,658,442
Hess	54,242	2,939,916
Marathon Oil	135,353	3,558,430
Massey Energy	16,243	164,379
Murphy Oil	36,538	1,635,806
Nabors Industries	53,738 b	536,843
National Oilwell Varco	80,053 b	2,298,322
Noble Energy	33,173	1,787,361
Occidental Petroleum	155,924	8,677,171
Peabody Energy	52,174	1,306,437
Pioneer Natural Resources	22,587 a	372,008
Range Resources	29,757	1,224,798
Rowan	21,709	259,857
Schlumberger	230,076	9,345,687
Smith International	41,453	890,410
Southwestern Energy	65,857 b	1,955,294
Spectra Energy	123,998	1,753,332
Sunoco	22,391 a	592,914
Tesoro	26,437 a	356,106
Valero Energy	100,431	1,797,715
Williams Cos.	110,502	1,257,513
XTO Energy	110,935	3,396,830
		173,757,732
Financial--10.6%
Aflac	89,777	1,738,083
Allstate	103,906	1,989,800
American Express	222,422	3,031,612
American International Group	515,755 a	515,755
Ameriprise Financial	41,597	852,323

AON	51,996	2,122,477
Apartment Investment & Management, Cl. A	21,471 a	117,661
Assurant	22,787	496,301
AvalonBay Communities	15,259 a	718,089
Bank of America	1,230,134 a	8,389,514
Bank of New York Mellon	219,821	6,209,943
BB & T	105,406 a	1,783,470
Boston Properties	23,022 a	806,461
Capital One Financial	75,274 a	921,354
CB Richard Ellis Group, Cl. A	42,211 a,b	170,110
Charles Schwab	178,950	2,773,725
Chubb	68,900	2,915,848
Cincinnati Financial	31,103	711,326
CIT Group	54,375	154,969
Citigroup	1,044,560 a	2,642,737
CME Group	12,913 a	3,181,634
Comerica	28,880	528,793
Discover Financial Services	91,961	580,274
E*TRADE FINANCIAL	102,957 a,b	131,785
Equity Residential	51,948	953,246
Federated Investors, Cl. B	16,826	374,547
Fifth Third Bancorp	110,828 a	323,618
First Horizon National	40,494 a	434,906
Franklin Resources	29,226	1,574,405
Genworth Financial, Cl. A	83,077	157,846
Goldman Sachs Group	89,061	9,442,247
Hartford Financial Services Group	62,569 a	491,167
HCP	48,291 a	861,994
Health Care REIT	19,893 a	608,527
Host Hotels & Resorts	99,599 a	390,428
Hudson City Bancorp	99,656	1,164,979
Huntington Bancshares	70,252 a	116,618
IntercontinentalExchange	13,942 b	1,038,261
Invesco	74,158	1,027,830
Janus Capital Group	30,645	203,789
JPMorgan Chase & Co.	724,821	19,265,742
KeyCorp	94,897	746,839
Kimco Realty	43,504 a	331,500
Legg Mason	27,221 a	432,814
Leucadia National	33,953 a,b	505,560
Lincoln National	49,225	329,315
Loews	69,497	1,535,884
M & T Bank	14,831 a	670,954
Marsh & McLennan Cos.	98,398	1,992,559

Marshall & Ilsley	49,803 a	280,391
MBIA	37,498 a,b	171,741
MetLife	157,749	3,591,945
Moody's	37,870 a	867,980
Morgan Stanley	207,206 a	4,718,081
Nasdaq OMX Group	26,049 a,b	510,039
Northern Trust	42,423	2,537,744
NYSE Euronext	50,982	912,578
People's United Financial	66,536	1,195,652
Plum Creek Timber	32,802 a	953,554
PNC Financial Services Group	82,205	2,407,784
Principal Financial Group	49,709	406,620
Progressive	129,545 b	1,741,085
ProLogis	50,329 a	327,139
Prudential Financial	81,971	1,559,088
Public Storage	24,050 a	1,328,763
Regions Financial	133,327 a	567,973
Simon Property Group	44,190 a	1,530,742
SLM	89,614 b	443,589
State Street	82,783	2,548,061
SunTrust Banks	67,805	796,031
T. Rowe Price Group	49,663 a	1,433,274
Torchmark	16,743 a	439,169
Travelers Cos.	112,571	4,574,885
U.S. Bancorp	337,565	4,931,825
Unum Group	63,904	798,800
Ventas	27,547 a	622,838
Vornado Realty Trust	26,681 a	886,868
Wells Fargo & Co.	817,353	11,639,107
XL Capital, Cl. A	59,817 a	326,601
Zions Bancorporation	21,998 a	216,240
		143,725,806
Health Care--15.1%
Abbott Laboratories	298,560	14,241,312
Aetna	88,871	2,162,231
Allergan	58,978	2,816,789
AmerisourceBergen	30,420	993,517
Amgen	200,233 b	9,915,538
Baxter International	119,176	6,104,195
Becton, Dickinson & Co.	46,687	3,139,234
Biogen Idec	57,310 a,b	3,004,190
Boston Scientific	287,877 b	2,288,622
Bristol-Myers Squibb	379,754	8,324,208
C.R. Bard	19,075	1,520,659
Cardinal Health	68,929	2,169,885

Celgene	88,125 b	3,912,750
Cephalon	13,072 a,b	890,203
CIGNA	52,748	927,837
Coventry Health Care	28,387 b	367,328
Covidien	96,257	3,199,583
DaVita	20,003 b	879,132
Dentsply International	28,487 a	764,876
Eli Lilly & Co.	194,998	6,514,883
Express Scripts	47,266 b	2,182,271
Forest Laboratories	58,508 b	1,284,836
Genzyme	52,018 b	3,089,349
Gilead Sciences	176,498 b	8,175,387
Hospira	30,563 b	943,174
Humana	32,443 b	846,113
IMS Health	34,930	435,577
Intuitive Surgical	7,463 a,b	711,672
Johnson & Johnson	534,051	28,091,083
King Pharmaceuticals	47,236 a,b	333,959
Laboratory Corp. of America
Holdings	20,835 a,b	1,218,639
Life Technologies	33,070 a,b	1,074,114
McKesson	52,899	1,853,581
Medco Health Solutions	95,700 b	3,956,238
Medtronic	215,315	6,345,333
Merck & Co.	407,013	10,887,598
Millipore	10,536 a,b	604,872
Mylan	58,392 a,b	783,037
Patterson Cos.	17,514 b	330,314
PerkinElmer	22,953	293,110
Pfizer	1,297,577	17,672,999
Quest Diagnostics	30,342	1,440,638
Schering-Plough	311,871	7,344,562
St. Jude Medical	65,553 b	2,381,540
Stryker	47,094	1,603,080
Tenet Healthcare	79,563 a,b	92,293
Thermo Fisher Scientific	80,389 b	2,867,476
UnitedHealth Group	233,620	4,889,667
Varian Medical Systems	23,905 b	727,668
Waters	18,980 a,b	701,311
Watson Pharmaceuticals	20,049 a,b	623,724
WellPoint	97,185 b	3,690,114
Wyeth	255,798	11,009,546
Zimmer Holdings	43,177 b	1,575,961
		204,197,808
Industrial--9.6%

3M	133,420	6,633,642
Avery Dennison	20,441	456,652
Boeing	141,118	5,020,978
Burlington Northern Santa Fe	54,199	3,260,070
C.H. Robinson Worldwide	32,590 a	1,486,430
Caterpillar	116,743 a	3,264,134
Cintas	25,371	627,171
Cooper Industries, Cl. A	33,421	864,267
CSX	76,008	1,964,807
Cummins	38,886	989,649
Danaher	48,926 a	2,652,768
Deere & Co.	81,956	2,693,894
Dover	36,010	949,944
Dun & Bradstreet	10,335	795,795
Eaton	31,861	1,174,396
Emerson Electric	147,078	4,203,489
Equifax	24,646	602,595
Expeditors International Washington	40,885	1,156,637
Fastenal	24,782 a	796,865
FedEx	59,650	2,653,828
Flowserve	11,029	618,947
Fluor	34,331	1,186,136
General Dynamics	75,086	3,122,827
General Electric	2,036,884	20,592,897
Goodrich	24,011	909,777
Honeywell International	141,763	3,949,517
Illinois Tool Works	75,572	2,331,396
Ingersoll-Rand, Cl. A	61,108	843,290
Iron Mountain	34,563 a,b	766,262
ITT	34,831	1,339,949
Jacobs Engineering Group	23,462 b	907,041
L-3 Communications Holdings	23,281	1,578,452
Lockheed Martin	64,167	4,429,448
Manitowoc	25,026	81,835
Masco	69,028	481,815
Monster Worldwide	23,810 a,b	194,051
Norfolk Southern	71,329	2,407,354
Northrop Grumman	62,997	2,749,189
Paccar	69,666 a	1,794,596
Pall	22,986	469,604
Parker Hannifin	31,097	1,056,676
Pitney Bowes	39,864	930,824
Precision Castparts	26,733	1,601,307
R.R. Donnelley & Sons	40,269	295,172

Raytheon	78,278	3,048,145
Republic Services	61,514	1,054,965
Robert Half International	29,958 a	534,151
Rockwell Automation	27,973	610,930
Rockwell Collins	30,592	998,523
Ryder System	10,784 a	305,295
Southwest Airlines	140,772	891,087
Stericycle	16,371 b	781,388
Textron	47,746	274,062
Union Pacific	97,682	4,015,707
United Parcel Service, Cl. B	191,594	9,430,257
United Technologies	182,713	7,853,005
W.W. Grainger	12,441 a	873,109
Waste Management	94,056 a	2,407,834
		129,964,831
Information Technology--17.8%
Adobe Systems	101,759 b	2,176,625
Advanced Micro Devices	116,438 a,b	355,136
Affiliated Computer Services, Cl. A	18,683 b	894,729
Agilent Technologies	68,615 b	1,054,613
Akamai Technologies	32,391 b	628,385
Altera	57,677	1,012,231
Amphenol, Cl. A	33,809	963,218
Analog Devices	55,756	1,074,418
Apple	171,767 b	18,056,147
Applied Materials	257,379	2,766,824
Autodesk	43,117 b	724,797
Automatic Data Processing	97,647	3,433,269
BMC Software	36,453 b	1,202,949
Broadcom, Cl. A	84,065 b	1,679,619
CA	75,574	1,330,858
Ciena	17,353 a,b	135,006
Cisco Systems	1,127,064 b	18,900,863
Citrix Systems	35,031 b	793,102
Cognizant Technology Solutions, Cl. A	55,906 b	1,162,286
Computer Sciences	29,075 b	1,071,123
Compuware	48,920 b	322,383
Convergys	23,368 b	188,813
Corning	302,760	4,017,625
Dell	334,380 b	3,169,922
eBay	206,646 b	2,595,474
Electronic Arts	61,114 b	1,111,664
EMC	391,593 b	4,464,160

Fidelity National Information Services	36,391	662,316
Fiserv	31,226 b	1,138,500
FLIR Systems	26,630 a,b	545,382
Google, Cl. A	46,217 b	16,086,289
Harris	25,756	745,379
Hewlett-Packard	463,662	14,865,004
Intel	1,070,674	16,113,644
International Business Machines	258,600	25,055,754
Intuit	61,568 b	1,662,336
Jabil Circuit	40,242	223,746
JDS Uniphase	41,047 a,b	133,403
Juniper Networks	101,788 b	1,532,927
KLA-Tencor	33,242	664,840
Lexmark International, Cl. A	15,201 b	256,441
Linear Technology	42,489 a	976,397
LSI	123,413 a,b	375,176
MasterCard, Cl. A	13,854 a	2,320,268
McAfee	29,353 b	983,325
MEMC Electronic Materials	43,326 b	714,446
Microchip Technology	35,380 a	749,702
Micron Technology	145,945 a,b	592,537
Microsoft	1,477,177	27,135,741
Molex	27,351	375,803
Motorola	434,589	1,838,311
National Semiconductor	37,416 a	384,262
NetApp	62,770 b	931,507
Novell	66,198 b	282,003
Novellus Systems	19,033 a,b	316,519
NVIDIA	106,830 b	1,053,344
Oracle	742,277	13,412,945
Paychex	61,538	1,579,680
QLogic	25,188 a,b	280,091
QUALCOMM	318,526	12,393,847
Salesforce.com	19,998 a,b	654,535
SanDisk	43,168 b	546,075
Sun Microsystems	144,461 b	1,057,455
Symantec	160,928 b	2,404,264
Tellabs	76,245 b	349,202
Teradata	34,258 b	555,665
Teradyne	32,390 b	141,868
Texas Instruments	248,601	4,104,403
Total System Services	37,908	523,509
Tyco Electronics	88,262	974,412
VeriSign	37,071 a,b	699,530

Western Union	139,916	1,758,744
Xerox	167,374	761,552
Xilinx	53,039	1,016,227
Yahoo!	265,785 b	3,404,706
		240,620,251
Materials--3.3%
Air Products & Chemicals	40,597	2,283,581
AK Steel Holding	21,564 a	153,536
Alcoa	183,064	1,343,690
Allegheny Technologies	19,225 a	421,604
Ball	18,597	807,110
Bemis	19,073	399,961
CF Industries Holdings	9,911	704,969
Dow Chemical	177,431	1,495,743
E.I. du Pont de Nemours & Co.	173,032	3,863,805
Eastman Chemical	14,653 a	392,700
Ecolab	32,354	1,123,654
Freeport-McMoRan Copper & Gold	79,103	3,014,615
International Flavors & Fragrances	15,074	459,154
International Paper	82,024	577,449
MeadWestvaco	32,722	392,337
Monsanto	105,504	8,767,382
Newmont Mining	93,161	4,169,886
Nucor	60,698	2,316,843
Owens-Illinois	32,031 b	462,528
Pactiv	25,121 b	366,515
PPG Industries	31,447	1,160,394
Praxair	59,407	3,997,497
Rohm & Haas	23,743	1,871,898
Sealed Air	30,290	418,002
Sigma-Aldrich	24,150	912,629
Titanium Metals	16,343 a	89,396
United States Steel	22,544 a	476,355
Vulcan Materials	21,073 a	933,323
Weyerhaeuser	40,489	1,116,282
		44,492,838
Telecommunication Services--3.9%
American Tower, Cl. A	75,602 b	2,300,569
AT & T	1,136,715	28,645,218
CenturyTel	19,671 a	553,149
Embarq	27,328	1,034,365
Frontier Communications	60,660	435,539
Qwest Communications International	284,801 a	974,019
Sprint Nextel	547,439 b	1,954,357
Verizon Communications	546,269	16,497,324

Windstream	84,325	679,660
		53,074,200
Utilities--4.3%
AES	129,080 b	749,955
Allegheny Energy	32,391	750,499
Ameren	40,338	935,438
American Electric Power	77,119	1,948,026
CenterPoint Energy	65,599	684,198
CMS Energy	43,217 a	511,689
Consolidated Edison	52,440	2,077,148
Constellation Energy Group	38,338	792,063
Dominion Resources	111,202	3,446,150
DTE Energy	31,270	866,179
Duke Energy	247,028	3,537,441
Dynergy, Cl. A	97,008 a,b	136,781
Edison International	62,541	1,801,806
Entergy	36,794	2,505,303
EQT	25,087	785,976
Exelon	126,851	5,757,767
FirstEnergy	58,474	2,257,096
FPL Group	78,394	3,976,928
Integrys Energy	14,663	381,825
Nicor	8,634	286,908
NiSource	52,641	515,882
Northeast Utilities	33,154	715,795
Pepco Holdings	41,427	517,009
PG & E	70,517 a	2,695,160
Pinnacle West Capital	19,318	513,086
PPL	71,855	2,062,957
Progress Energy	53,120	1,926,131
Public Service Enterprise Group	97,578	2,875,624
Questar	33,220	977,665
SCANA	22,540	696,261
Sempra Energy	47,229	2,183,869
Southern	148,992	4,562,135
TECO Energy	40,782 a	454,719
Wisconsin Energy	22,440	923,855
Xcel Energy	85,546	1,593,722
		57,403,046
Total Common Stocks
(cost $1,554,293,415)		1,335,229,098
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills
0.17%, 6/18/09

(cost $2,202,184)	2,203,000 [c]	2,202,284

Other Investment--1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,957,000)	13,957,000 [d]	13,957,000

Investment of Cash Collateral for
Securities Loaned--6.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $86,322,903)	86,322,903 [d]	86,322,903

Total Investments (cost $1,656,775,502)	106.2%	1,437,711,285
Liabilities, Less Cash and Receivables	(6.2%)	(83,735,153)
Net Assets	100.0%	1,353,976,132

a	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the fund's securities on loan is $85,073,296 and the total market value of the collateral held by the fund is $86,322,903.
b	Non-income producing security.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,656,775,502.

Net unrealized depreciation on investments was $219,064,217 of which $324,708,528 related to appreciated investment securities and $543,772,745 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
March 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2009 ($)
Financial Futures Long
Standard & Poor's 500 E-Mini	483	19,194,420	June 2009	1,702,296

Gross Unrealized Appreciation				1,702,296

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:
			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	1,435,509,001	2,202,284	0	1,437,711,285
Other Financial Instruments+	1,702,296	0	0	1,702,296
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.

The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)